UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22612

Wakefield Alternative Series Trust

(Exact name of registrant as specified in charter)

700 17th Street, Suite 2400

Denver, CO  80202

(Address of principal executive offices) (Zip code)

(303) 454-5500

Registrant’s telephone number, including area code

Rhonda Mills

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO  80203

 (Name and address of agent for service)

Date of fiscal year end:  June 30

Date of reporting period: September 10, 2012 – June 30, 2013

Item 1 – Proxy Voting Record.

WAKEFIELD MANAGED FUTURES STRATEGY FUND

There  is  no  proxy  voting activity for the fund, as the fund did not hold any votable  positions  during  the  reporting  period.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wakefield Alternative Series Trust

By:

/s/ Patrick F. Hart III

Patrick F. Hart III

President

Date:

August 19, 2013